Trade Receivable, Net - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade and Other Receivables [Line Items]
Percentage of unrecoverable trade receivables	1.90%
The Coca-Cola Company
Disclosure of Trade and Other Receivables [Line Items]
Contributions due from related party	$ 2,721	$ 2,012	$ 2,450